Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
(21) Related Party Transactions

Name of party	Relationship

Shandong Baorui Investment Co., Ltd (“Shandong Baorui”)	Former shareholder (10%) of Shandong Fuwei. Shandong Baorui is 22.1% owned by the Group Founders.

Shenghong Group Co., Ltd (“Shenghong Group”)	Former shareholder (90%) of Shandong Fuwei.

Shandong Neo-Luck Plastic Co., Ltd (“Shandong Neo-Luck”)	The Group Founders’ former employer previously engaged in the business of BOPET film production.

Weifang Neo-Luck (Group) Co., Ltd (“Weifang Neo-Luck Group”)	Major shareholder (59%) of Shandong Neo-Luck. One of the directors of the Company was the general manager of Weifang Neo-Luck Group prior to joining the Company in April 2005.

Weifang State-Owned Assets Operation Administration Company (the “Administration Company”)	Shareholder of the Company 65.45%

Everise Investment Management Co., Ltd.	Owned by the Management of the Company

Beijing Shiweitong Technology Development Co., Ltd.	Subsidiary of Weifang State-Owned Assets Operation Administration Company

Joyinn Hotel Investment & Management Co., Ltd.	Subsidiary of Weifang State-Owned Assets Operation Administration Company

During the years ended 2013, 2012 and 2011, we paid approximately RMB164 (USD$27), RMB153 and RMB120, respectively, to Fuhua Industrial Material Management Co., Ltd. as rental payments in connection with living quarters for our staff.

As of December 31, 2013, the balance due from Joyinn Hotel Investment & Management Co., Ltd. was RMB16,760 (US$2,769) net of impairment of RMB4,240 (US$700). The background of the long term deposit is disclosed in Note 10.

Obligations under sale-leaseback transaction amounting to RMB16,877 (US$2,788) were guaranteed by Weifang State-Owned Assets Operation Administration Company, Beijing Shiweitong Technology Development Co., Ltd., Fuwei Films (Holdings) Co., Ltd., and Fuwei Films (BVI) Co., Ltd., respectively.